Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	215,936,105.93	17,522
Yield Supplement Overcollateralization Amount 02/28/19	5,302,429.42	0
Receivables Balance 02/28/19	221,238,535.35	17,522
Principal Payments	10,893,620.99	337
Defaulted Receivables	605,691.76	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	4,879,343.82	0
Pool Balance at 03/31/19	204,859,878.78	17,147

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.83%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	4,796,947.89	297
Past Due 61-90 days	1,205,096.82	72
Past Due 91-120 days	219,759.60	15
Past Due 121+ days	0.00	0
Total	6,221,804.31	384

Total 31+ Delinquent as % Ending Pool Balance	3.04%
Total 61+ Delinquent as % Ending Pool Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	403,121.08
Aggregate Net Losses/(Gains) - March 2019	202,570.68
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.10%
Prior Net Losses Ratio	1.87%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	1.77%
Four Month Average	1.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.27%

Overcollateralization Target Amount	9,218,694.55
Actual Overcollateralization	9,218,694.55
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	32.31

Flow of Funds	$ Amount

Collections	11,962,090.16
Investment Earnings on Cash Accounts	52,899.51
Servicing Fee	(184,365.45)
Transfer to Collection Account	0.00
Available Funds	11,830,624.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	288,798.75
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,359,102.38
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,218,694.55
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	964,028.54

Total Distributions of Available Funds	11,830,624.22

Servicing Fee	184,365.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 03/15/19	206,218,981.16
Principal Paid	10,577,796.93
Note Balance @ 04/15/19	195,641,184.23

Class A-1
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-3
Note Balance @ 03/15/19	113,388,981.16
Principal Paid	10,577,796.93
Note Balance @ 04/15/19	102,811,184.23
Note Factor @ 04/15/19	39.2409100%

Class A-4
Note Balance @ 03/15/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	74,800,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	18,030,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	288,798.75
Total Principal Paid	10,577,796.93
Total Paid	10,866,595.68

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	167,248.75
Principal Paid	10,577,796.93
Total Paid to A-3 Holders	10,745,045.68

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3362700
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.3165201
Total Distribution Amount	12.6527901

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6383540
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.3732707
Total A-3 Distribution Amount	41.0116247

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	128.49
Noteholders' Principal Distributable Amount	871.51

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/19	22,196,494.13
Investment Earnings	43,808.36
Investment Earnings Paid	(43,808.36)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13